Accrued Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued legal and professional fees	$ 252	$ 889
General and Administrative Expense
Professional fees paid	3,985	3,475
Cash compensation subject to fulfillment	2,160	3,650
Bonus fees paid	8,000	$ 800
General and Administrative Expense | Directors and officers
Cash compensation subject to fulfillment	$ 2,160